DEBT - Components of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Total debt		$ 1,638,500
Less current portion	$ 7,800	5,546	$ 14,500
Total long-term debt	1,641,065	1,622,279	1,464,280
SMP Summit Midstream Partners Holdings L L C
Line of Credit Facility [Line Items]
Total debt	1,648,865	1,627,825	1,478,780
SMP Summit Midstream Partners Holdings L L C | Senior Notes Due May 2022
Line of Credit Facility [Line Items]
Revolving credit facility	160,750	161,500	226,750
Less unamortized debt issuance costs	(3,601)	(3,974)	(5,701)
SMP Holdings | Senior Notes Due May 2022
Line of Credit Facility [Line Items]
Revolving credit facility	698,000	677,000	466,000
SMP Holdings | Senior Notes Due August 2022
Line of Credit Facility [Line Items]
Unsecured notes	300,000	300,000	300,000
Less unamortized debt issuance costs	(1,521)	(1,686)	(2,362)
SMP Holdings | Senior Notes Due April 2025
Line of Credit Facility [Line Items]
Unsecured notes	500,000	500,000	500,000
Less unamortized debt issuance costs	$ (4,763)	$ (5,015)	$ (5,907)